Provisions and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 676
2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	655
2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	616
2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	643
2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	661
2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,535
France | 2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	120
France | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	118
France | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	65
France | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	77
France | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	89
France | 2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	544
Germany | 2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	190
Germany | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	196
Germany | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	202
Germany | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	207
Germany | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	213
Germany | 2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,083
USA | 2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	173
USA | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	152
USA | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	152
USA | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	154
USA | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	147
USA | 2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	737
UK | 2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	126
UK | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	130
UK | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
UK | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	138
UK | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	142
UK | 2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	779
Other | 2020
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	67
Other | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
Other | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	63
Other | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	67
Other | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	70
Other | 2025 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 392